Leases - Schedule of Balance Sheet Information Related to the Operating Lease (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Operating lease assets:
Operating lease right-of-use asset – related party	$ 2,314,043	$ 814,717
Operating lease right-of-use asset – third-party	16,005	1,204,583
Total operating lease assets	2,330,048	2,019,300
Operating lease obligations:
Operating lease liabilities – related party	2,222,516	814,717
Operating lease liabilities – third-party		1,160,507
Total operating lease obligations	2,222,516	1,975,224
Current operating lease liabilities	702,457	942,989
Non-current operating lease liabilities	1,520,059	1,032,235
Total operating lease obligations	$ 2,222,516	$ 1,975,224